RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - RECOGNISED IN CONSOLIDATED COMPREHENSIVE INCOME (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of amounts recognised in comprehensive income related to lease contracts [line items]
Depreciation expense of right-of-use assets	¥ 65,324,000
Interest expense on lease liabilities	57,670,000
Expense relating to short-term leases	684,037,000
Total expense relating to lease contracts	807,031,000
Cash outflow for leases	¥ 743,657,000
Minimum [member]
Disclosure of amounts recognised in comprehensive income related to lease contracts [line items]
Lease period of right-of-use assets	12 years
Maximum [member]
Disclosure of amounts recognised in comprehensive income related to lease contracts [line items]
Lease period of right-of-use assets	87 years